RECONCILIATION TO FORM 5500	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
RECONCILIATION TO FORM 5500	RECONCILIATION TO FORM 5500
The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500:

	As of December 31,
	2025	2024
Net assets available for benefits per the financial statements	$536,606,297	$298,828,102
Deduct: Deemed distribution of participant loans	(91,011)	(137,348)
Net assets per the Form 5500	$536,515,286	$298,690,754

The following is a reconciliation of total net increase in net assets available for benefits per the financial statements to total net increase per the Form 5500:

Year Ended December 31, 2025
Total net increase in net assets before plan merger per the financial statements	$49,605,638
Add: Prior year deemed distributions of participant loans	137,348
Deduct: Current year deemed distributions of participant loans	(91,011)
Total net increase per the Form 5500	$49,651,975